Supplement dated December 3, 2002
                              to the prospectus of

                      Valuemark(R) II/III Variable Annuity
                        Valuemark(R) IV Variable Annuity
                    Valuemark(R) Income Plus Variable Annuity
                     USAllianz Charter(TM) Variable Annuity
                     USAllianz Alterity(TM) Variable Annuity
                  USAllianz LifeFund(SM) Variable Life Insurance
                                Dated May 1, 2002

                    USAllianz High Five(TM) Variable Annuity
                            Dated September 20, 2002

                     USAllianz Rewards(TM) Variable Annuity
                            Dated September 27, 2002

                                    ISSUED BY
                 Allianz Life Insurance Company of North America
                         Allianz Life Variable Account A
                                       or
                         Allianz Life Variable Account B

This supplement updates information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective December 3, 2002, USAllianz Advisers, LLC has entered into an agreement with Prudential Investment Management, Inc. pursuant to which Prudential has been retained as the sub-adviser of the USAZ Money Market Fund. The USAZ Money Market Fund, Adviser/Sub-Adviser section of the Investment Options table in the prospectus is therefore revised to reflect this change.


                                                                    PRO-001-1202